ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Net (loss) income	$ (405,092)	$ 43,629	$ (20,745)
Other comprehensive income (loss):
Other comprehensive income (loss)	15,208	18,629	(18,774)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net (loss) income	(321,626)	33,564	(21,598)
Other comprehensive income (loss):
Foreign currency translation adjustments, before and after tax	11,607	14,332	(14,551)
Other comprehensive income (loss)	11,607	14,332	(14,551)
Total comprehensive (loss) income	$ (310,019)	$ 47,896	$ (36,149)